Condensed Consolidated Balance Sheets	Mar. 31, 2026 USD ($)
Current Liabilities
TOTAL LIABILITIES	$ 37,928
Commitments and contingencies
Stockholders' Deficit
Additional paid-in capital	10
Accumulated deficit	(37,928)
Total Stockholder's Deficit	(37,928)
Forge Nano, Inc.
Current Assets
Cash and cash equivalents	17,326,000
Restricted cash and cash equivalents	315,000
Accounts receivable - net of allowance for credit losses of $40 and $40 as of March 31, 2026 and December 31, 2025, respectively	1,984,000
Contract assets - unbilled accounts receivable	6,465,000
Inventory	3,952,000
Prepaid expenses and other current assets	1,073,000
Total current assets	31,115,000
Property and equipment - net	14,149,000
Goodwill	3,124,000
Intangible assets - net	1,538,000
Restricted cash and cash equivalents	56,000
Right-of-use operating lease assets	64,365,000
Deposits	2,934,000
Total other assets	86,166,000
TOTAL ASSETS	117,281,000
Current Liabilities
Accounts payable	5,959,000
Current portion of operating lease liabilities	1,379,000
Contract liabilities - deferred revenue	3,346,000
Provision for loss on contract	694,000
Accrued and other current liabilities	2,711,000
Current portion of debt - net of discount	10,438,000
Total current liabilities	24,527,000
Operating lease liabilities	62,802,000
Due to Sundew Technologies, LLC	2,765,000
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	5,830,000
TOTAL LIABILITIES	95,924,000
Commitments and contingencies
Mezzanine Equity
Additional paid-in capital	151,777,000
Stockholders' Deficit
Additional paid-in capital	10,344,000
Accumulated deficit	(140,764,000)
Total Stockholder's Deficit	(130,420,000)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 117,281,000